Thrivent Dynamic Allocation Fund Expense Example - Thrivent Dynamic Allocation Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 546
Expense Example, with Redemption, 3 Years	759
Expense Example, with Redemption, 5 Years	989
Expense Example, with Redemption, 10 Years	1,649
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	$ 951